SUPPLEMENT DATED SEPTEMBER 25, 2025
TO

PROSPECTUSES AND UPDATING SUMMARY PROSPECTUSES
EACH DATED MAY 1, 2025
FOR MASTERS CHOICE, MASTERS FLEX AND MASTERS EXTRA

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

Appendix A to the Prospectuses is updated as follows:

Effective July 7, 2025, Columbia Management Investment Advisers, LLC replaced Wanger Asset Management, LLC as adviser for the Wanger Acorn Fund.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE